Equity (Tables)	6 Months Ended
Apr. 30, 2022
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding and Other Equity Instruments

(Canadian $ in millions, except as noted)		April 30, 2022		October 31, 2021
	Number		Number
	of shares	Amount	of shares	Amount	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 38	-	-	24,000,000	600	Class B - Series 39	(9)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		3,050		3,650

Other Equity Instruments 4.800% Additional Tier 1 Capital Notes (AT1 Notes)		658		658	Common shares	(3)
4.300% Limited Recourse Capital Notes, Series 1 (Series 1 LRCNs)		1,250		1,250	Common shares	(3)(4)
5.625% Limited Recourse Capital Notes, Series 2 (Series 2 LRCNs)		750		-	Common shares	(3)(4)(10)
Other Equity Instruments		2,658		1,908
Preferred Shares and Other Equity Instruments		5,708		5,558
Common Shares (5) (6) (7) (8)	671,568,901	17,038	648,136,472	13,599
(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2021.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The instruments issued include a
non-viability
contingent capital provision (NVCC), which is necessary for the preferred shares, AT1 Notes and by virtue of the recourse to Preferred Shares Series 48 and Preferred Shares Series 49 for Series 1 and Series 2 LRCNs, respectively
,
to qualify as regulatory capital under Basel III (see (4) below). As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share, including Preferred Shares Series 48 and Preferred Shares Series 49 for Series 1 and Series 2 LRCNs, respectively, and AT1 Notes
,
is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the value of the preferred share or other equity instrument, including declared and unpaid dividends, by the conversion price and then applying the multiplier.

(4)
Non-deferrable
interest is payable semi-annually on the LRCNs at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being the holders’ proportionate share of trust assets comprised of our NVCC Preferred Shares Series 48 for Series 1 LRCNs and Preferred Shares Series 49 for Series
 2
LRCNs, which are eliminated on consolidation. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48 and Preferred Shares Series 49 for Series 1 and Series 2 LRCNs, respectively, would be converted into common shares of the bank, the LRCNs would be redeemed and the noteholders’ sole remedy would be their proportionate share of trust assets, then comprised of common shares of the bank received by the trust on conversion of the Preferred
Shares
Series 48 and
Preferred Shares
Series 49 for Series 1 and Series 2 LRCNs, respectively.

(5)
The stock options issued under the Stock Option Plan are convertible into 6,154,864 common shares as at April 30, 2022 (5,682,206 common shares as at October 31, 2021) of whic
h 2,826,420 are exercisable as at April 30, 2022 (2,616,750 as at October 31, 2021).

(6)
During the three and six months ended April 30, 2022, we issued

2,116,175 common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and we issued 273,525 and

555,597 common shares, respectively, under the Stock Option Plan.

(7)	On March 29, 2022, we issued 20,843,750 common shares for $ 3,106 million to finance a portion of the purchase price for the announced acquisition of Bank of the West.
(8)	Common shares are net of 119,614 treasury shares as at April 30, 2022 (36,521 treasury shares as at October 31, 2021).
(9)	Series 38 was redeemed and final dividends were paid on February 25, 2022.
(10) On March 15, 2022, we issued $750 million Series 2 LRCNs.